Share-Based Compensation	12 Months Ended
Aug. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

In January 2016, Yang’s Family acquired 100% equity interest in Time Education Group. The Group paid 7.41% interest of the Education Group plus cash consideration to Mr. He for acquiring his 56% interest of Time Education Group and his services for acting as CEO of the Education Group after the acquisition. Hence, the Group determined that the amount in excess of the fair value of 7.41% interest in the Education Group and cash paid to Mr. He over the fair value of 56% interest in Time Education Group is deemed to be share-based compensation so as to attract Mr. He to serve as the CEO of the Education Group. Accordingly, the Group recorded share-based compensation expense of RMB 95,070 for the year ended August 31, 2016 and was included in selling, general and administrative expenses.

Commencing from the completion of acquisition, January 27, 2016, Mr. He is entitled to exercise any shareholder’s rights, including but not limited to the right to receive dividend and any voting rights, in respect of his 7.41% interest in the Education Group.

The Group engaged a third party valuation firm to assist them with the valuation of the Education Group and Time Education Group and determined that the fair value as of the acquisition date was RMB 2,025,000 and RMB 108,982, respectively. The Group applied the income approach -discounted cash flow method to estimate the fair value of the Education Group and Time Education Group as of the acquisition date. The major assumptions used in the discount cash flow model are as follows:

Education Group
Revenue growth rate	3% to 27%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%

Time Education Group
Revenue growth rate	3% to 269%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%

Share incentive plan

As of December 15, 2017, the Company adopted the Bright Scholar Education Holdings Limited 2017 Share Incentive Plan (the “2017 Plan”), which provide up to an aggregate of 845,000 Class A ordinary shares of the Company as stock-based compensation to school principals and management team members with vesting period varying from 3 to 5 years.

The Company uses the Binomial tree of lattice pricing model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The post-vesting forfeiture rate is estimated by the Group at the range of 0%-15% by different level of principals and management team members.

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2018
Expected dividend yield	0%
Risk-free interest rate	1.84%-2.35%
Expected volatility	42%-51%
Expected life	2 or 10 years
Exercise multiples	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25

Notes:

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.

(3)

The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.

(4)	The expected life was the contractual life of the share options.

(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.

(6)	After the Company’s initial public offering in May 2017, the fair values of ordinary shares were determined based on the closing price in the market.

For the year ended August 31, 2018, the share options movement were as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2017	—	—	—
Granted	845,000	8.74	8.63
Exercised	—	—	—
Forfeited	47,896	8.74	8.21
Outstanding as of August 31, 2018	797,104	8.74	8.66	11.4	2,630,442
Vested and exercisable as of August 31, 2018	63,149	8.74	1.29	9.29	208,391

For the year ended August 31, 2018, the Group recognized share-based payment expenses of RMB 29,061 in connection with the share options granted to employees. The total fair value of share options vested was RMB 3,712.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. As of August 31, 2018, there was RMB 31,586 unrecognized compensation expense related to un-vested share options granted to executive and employees of the Group. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average vesting period of 3.31 years.